Leasing Activity, Investment in Lease Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Lease receivables	$ 15,290	$ 15,142
Residual asset values	3,712	3,678
Unearned income	(2,589)	(2,397)
Lease financing	16,413	16,423
Leasing Activity Disclosures Textual [Abstract]
Leveraged leases, lessor	509	640
Operating lease assets (lessor)	5,286	5,558
Accumulated depreciation, operating lease assets, lessor	2,900	3,000
Depreciation, operating lease assets, lessor	$ 407	$ 453	$ 477